Combined Statements of Financial Position - MXN ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents	$ 213,697	$ 177,383
Trade accounts receivable, net	247,087	198,776
Accounts receivable from related parties	610
Inventories	345,554	302,206
Prepaid expenses	53,184	42,283
Other assets	20,574	9,202
Total current assets	880,706	729,850
Non-current assets:
Property, plant and equipment, net	207,350	42,972
Right of use assets, net	23,811
Deferred income tax	5,082
Intangible assets, net	310,965	312,099
Goodwill	348,441	348,441
Other assets	13,371	24,236
Total non-current assets	909,020	727,748
Total assets	1,789,726	1,457,598
Current liabilities:
Borrowings	148,070	90,691
Accounts payable to suppliers	529,348	445,241
Accrued expenses	54,456	36,706
Provisions	46,689	38,986
Income tax payable	34,709	29,016
Value added tax payable	30,299	17,624
Dividends payable		64,955
Statutory employee profit sharing	5,006	2,716
Lease liability	14,226
Derivative financial instruments	15,555	8,509
Total current liabilities	878,358	734,444
Non-current liabilities:
Employee benefits	1,630	1,355
Derivative financial instruments	16,754	8,120
Deferred income tax	78,501	70,627
Lease liability	10,358
Borrowings	529,643	562,788
Total non-current liabilities	636,886	642,890
Total liabilities	1,515,244	1,377,334
Net Parent investment	274,482	80,264
Contingencies
Total liabilities and Net Parent investment	$ 1,789,726	$ 1,457,598